VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks
Aerospace & Defense — 2.5%
Northrop Grumman Corp.	40,264	$12,702,889
Raytheon Technologies Corp.	305,226	17,562,704
		30,265,593
Air Freight & Logistics — 0.7%
FedEx Corp.	34,208	8,603,996
Automobiles — 1.6%
General Motors Co.	652,808	19,316,589
Banks — 8.2%
Bank of America Corp.	869,286	20,941,100
Citigroup, Inc.	301,929	13,016,159
JPMorgan Chase & Co.	347,550	33,458,639
PNC Financial Services Group, Inc. (The)	154,841	17,018,574
Truist Financial Corp.	417,526	15,886,864
		100,321,336
Beverages — 1.6%
PepsiCo, Inc.	144,146	19,978,636
Biotechnology — 1.1%
AbbVie, Inc.	156,213	13,682,697
Building Products — 2.0%
Johnson Controls International PLC	606,485	24,774,912
Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	113,164	22,742,569
Chemicals — 5.7%
Dow, Inc.(a)	418,130	19,673,016
FMC Corp.	194,023	20,548,976
Linde PLC (United Kingdom)	124,561	29,661,711
		69,883,703
Communications Equipment — 0.7%
Cisco Systems, Inc.	209,221	8,241,215
Consumer Finance — 2.3%
Capital One Financial Corp.	220,443	15,841,034
SLM Corp.	1,456,062	11,779,542
		27,620,576
Containers & Packaging — 1.3%
Crown Holdings, Inc.*	208,986	16,062,664
Diversified Telecommunication Services — 3.3%
AT&T, Inc.(a)	431,042	12,289,007
Verizon Communications, Inc.	473,753	28,183,566
		40,472,573
Electric Utilities — 1.7%
American Electric Power Co., Inc.	255,791	20,905,799
Electrical Equipment — 1.3%
Emerson Electric Co.	248,298	16,280,900
Entertainment — 1.9%
Walt Disney Co. (The)	185,400	23,004,432
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	60,257	9,641,120
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Campus Communities, Inc.	313,051	$10,931,741
American Tower Corp.	60,206	14,553,596
		35,126,457
Food & Staples Retailing — 2.5%
Walmart, Inc.	214,811	30,054,207
Food Products — 1.8%
Mondelez International, Inc. (Class A Stock)	388,287	22,307,088
Health Care Equipment & Supplies — 1.6%
Zimmer Biomet Holdings, Inc.	141,160	19,217,522
Health Care Providers & Services — 2.4%
Cigna Corp.	88,877	15,056,652
Laboratory Corp. of America Holdings*	77,303	14,553,836
		29,610,488
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	78,171	17,157,753
Household Durables — 1.8%
D.R. Horton, Inc.	284,754	21,535,945
Household Products — 2.4%
Procter & Gamble Co. (The)	109,253	15,185,074
Reckitt Benckiser Group PLC (United Kingdom)	149,619	14,616,420
		29,801,494
Insurance — 5.0%
Chubb Ltd.	193,696	22,491,980
Marsh & McLennan Cos., Inc.	106,513	12,217,041
MetLife, Inc.	414,771	15,417,038
RenaissanceRe Holdings Ltd. (Bermuda)	66,760	11,331,842
		61,457,901
Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	16,130	23,640,128
Machinery — 3.0%
Deere & Co.	29,922	6,631,613
Fortive Corp.	175,091	13,343,685
Otis Worldwide Corp.	272,464	17,007,203
		36,982,501
Media — 1.1%
Comcast Corp. (Class A Stock)	299,140	13,838,216
Multi-Utilities — 3.4%
Ameren Corp.	271,793	21,493,391
Dominion Energy, Inc.	257,655	20,336,709
		41,830,100
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	340,666	24,527,952
ConocoPhillips	328,012	10,771,914
Suncor Energy, Inc. (Canada)(a)	598,657	7,321,575
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VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	630,846	$12,396,124
		55,017,565
Pharmaceuticals — 5.1%
AstraZeneca PLC (United Kingdom), ADR	422,405	23,147,794
Bristol-Myers Squibb Co.	333,708	20,119,255
Eli Lilly & Co.	130,254	19,280,197
		62,547,246
Road & Rail — 3.2%
Knight-Swift Transportation Holdings, Inc.	190,208	7,741,465
Union Pacific Corp.	162,018	31,896,484
		39,637,949
Semiconductors & Semiconductor Equipment — 5.6%
Broadcom, Inc.	69,200	25,210,944
QUALCOMM, Inc.	195,328	22,986,199
Texas Instruments, Inc.	139,782	19,959,472
		68,156,615
Software — 4.2%
Microsoft Corp.	105,548	22,199,911
PTC, Inc.*	132,170	10,933,102
SAP SE (Germany), ADR(a)	118,687	18,492,622
		51,625,635
Specialty Retail — 4.4%
Advance Auto Parts, Inc.(a)	69,520	10,671,320
Lowe’s Cos., Inc.	155,749	25,832,529
Ross Stores, Inc.	181,095	16,899,786
		53,403,635
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	147,259	17,054,065
Trading Companies & Distributors — 1.6%
United Rentals, Inc.*(a)	111,411	19,441,220

Total Long-Term Investments (cost $903,122,486)		1,211,601,920
	Shares	Value

Short-Term Investments — 5.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	12,296,675	$12,296,675
PGIM Institutional Money Market Fund (cost $55,576,828; includes $55,559,558 of cash collateral for securities on loan)(b)(w)	55,736,649	55,725,502

Total Short-Term Investments (cost $67,873,503)		68,022,177

TOTAL INVESTMENTS—104.5% (cost $970,995,989)		1,279,624,097

Liabilities in excess of other assets — (4.5)%		(55,457,062)

Net Assets — 100.0%		$1,224,167,035

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,376,287; cash collateral of $55,559,558 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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